Guarantor Financials - Combined Balance Sheets (Condensed) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Assets, Current [Abstract]
Cash and cash equivalents	$ 1.7	$ 4.8	$ 5.7	$ 3.2
Receivable from Ralcorp	41.3	0
Receivables, net	10.1	66.0
Inventories	66.6	70.4
Deferred income taxes	3.8	3.5
Prepaid expenses and other current assets	4.0	2.3
Intercompany notes receivable	7.8	0
Total current assets	135.3	147.0
Assets, Noncurrent [Abstract]
Property, net	412.1	445.9
Goodwill	1,366.2	1,794.1	1,794.5
Other intangible assets, net	748.6	899.9
Investment in partnership	60.2	60.8
Other assets	0.8	0.3
Total Assets	2,723.2	3,348.0
Liabilities, Current [Abstract]
Short-term intercompany debt	68.0	0
Accounts payable	28.8	36.1
Other current liabilities	37.5	38.1
Total current liabilities	134.3	74.2
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	716.5	716.5
Deferred income taxes	332.8	404.9
Other liabilities	104.9	90.7
Total liabilities	1,288.5	1,286.3
Total Ralcorp equity	1,434.7	2,061.7	2,023.3	1,811.3
Total liabilities and Ralcorp equity	2,723.2	3,348.0
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	0	0	0	0
Receivable from Ralcorp	0
Receivables, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Intercompany notes receivable	0
Total current assets	0	0
Assets, Noncurrent [Abstract]
Property, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investment in partnership	0	0
Other assets	0	0
Total Assets	0	0
Liabilities, Current [Abstract]
Short-term intercompany debt	0
Accounts payable	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0	0
Deferred income taxes	0	0
Other liabilities	0	0
Total liabilities	0	0
Total Ralcorp equity	0	0
Total liabilities and Ralcorp equity	0	0
Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	0	0	0	0
Receivable from Ralcorp	41.3
Receivables, net	1.3	54.2
Inventories	60.4	64.1
Deferred income taxes	3.6	3.3
Prepaid expenses and other current assets	3.2	1.9
Intercompany notes receivable	0
Total current assets	109.8	123.5
Assets, Noncurrent [Abstract]
Property, net	357.9	386.4
Goodwill	1,359.9	1,787.7
Other intangible assets, net	748.6	899.9
Investment in partnership	0	0
Other assets	0.8	0.3
Total Assets	2,577.0	3,197.8
Liabilities, Current [Abstract]
Short-term intercompany debt	0
Accounts payable	24.8	30.8
Other current liabilities	31.1	31.9
Total current liabilities	55.9	62.7
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	664.5	664.5
Deferred income taxes	335.9	406.9
Other liabilities	96.8	82.8
Total liabilities	1,153.1	1,216.9
Total Ralcorp equity	1,423.9	1,980.9
Total liabilities and Ralcorp equity	2,577.0	3,197.8
Non-Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	1.7	4.8	5.7	3.2
Receivable from Ralcorp	0
Receivables, net	8.8	11.8
Inventories	6.2	6.3
Deferred income taxes	0.2	0.2
Prepaid expenses and other current assets	0.8	0.4
Intercompany notes receivable	7.8
Total current assets	25.5	23.5
Assets, Noncurrent [Abstract]
Property, net	54.2	59.5
Goodwill	6.3	6.4
Other intangible assets, net	0	0
Investment in partnership	60.2	60.8
Other assets	3.1	2.0
Total Assets	149.3	152.2
Liabilities, Current [Abstract]
Short-term intercompany debt	68.0
Accounts payable	4.0	5.3
Other current liabilities	6.4	6.2
Total current liabilities	78.4	11.5
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	52.0	52.0
Deferred income taxes	0	0
Other liabilities	8.1	7.9
Total liabilities	138.5	71.4
Total Ralcorp equity	10.8	80.8
Total liabilities and Ralcorp equity	149.3	152.2
Eliminations
Assets, Current [Abstract]
Cash and cash equivalents	0	0	0	0
Receivable from Ralcorp	0
Receivables, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Intercompany notes receivable	0
Total current assets	0	0
Assets, Noncurrent [Abstract]
Property, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investment in partnership	0	0
Other assets	(3.1)	(2.0)
Total Assets	(3.1)	(2.0)
Liabilities, Current [Abstract]
Short-term intercompany debt	0
Accounts payable	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0	0
Deferred income taxes	(3.1)	(2.0)
Other liabilities	0	0
Total liabilities	(3.1)	(2.0)
Total Ralcorp equity	0	0
Total liabilities and Ralcorp equity	$ (3.1)	$ (2.0)